SIGNIFICANT ACCOUNTING POLICIES - Joint Arrangements and Entities Other Than 100% Owned Barrick Subsidiaries (Details) - USD ($) $ in Millions			3 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2020	Sep. 17, 2019	Dec. 31, 2019	Dec. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Sep. 16, 2019	Dec. 31, 2019	Jan. 01, 2019
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Statement that lessee accounts for short-term leases using recognition exemption								Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less. Low-value assets are generally comprised of IT equipment and small items of office furniture.
Proportion of ownership interests held by non-controlling interests	16.00%
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16									5.83%
Joint ventures
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Contractual obligation			$ 324	$ 324				$ 324
Turquoise Ridge
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint venture					75.00%
Kibali [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint venture								45.00%
Morila [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint venture								40.00%
GNX [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint venture								50.00%
Jabal Sayid
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint venture								50.00%
Kabanga
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint venture								50.00%
Zaldívar
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint venture								50.00%
Norte Abierto Project
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint operation								50.00%
Donlin Gold Project
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint operation								50.00%
Porgera Mine
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint operation								47.50%
Turquoise Ridge
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint venture					75.00%
Veladero
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint operation								50.00%
Nevada Gold Mines
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary								61.50%
Proportion of ownership interests held by non-controlling interests								39.00%
Carlin
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary				61.50%
Proportion of ownership interests held by non-controlling interests								38.50%
Cortez
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary				61.50%
Proportion of ownership interests held by non-controlling interests								38.50%
Turquoise Ridge
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary								61.50%
Proportion of ownership interests held by non-controlling interests								38.50%
Phoenix
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interests held by non-controlling interests								38.50%
Long Canyon
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interests held by non-controlling interests								38.50%
Loulo Gounkoto
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary								80.00%
Proportion of ownership interests held by non-controlling interests								20.00%
Tongon
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary								89.70%
Proportion of ownership interests held by non-controlling interests								10.30%
Acacia Mining PLC
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	84.00%	100.00%	100.00%			63.90%	63.90%
Proportion of ownership interests held by non-controlling interests		36.10%						0.00%
Pueblo Viejo
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary								60.00%
Proportion of ownership interests held by non-controlling interests								40.00%
South Arturo
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary				36.90%	60.00%
Phoenix and Long Canyon [Member]
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary								61.50%
Subsequent Event | Acacia Mining PLC
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	84.00%
Newmont [Member] | Turquoise Ridge
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint venture					25.00%